Sales of Goods (Details) - Schedule of sales of goods - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segments
Sale of cement, concrete and precast	S/ 1,181,160	S/ 1,289,034	S/ 1,134,916
Sale of construction supplies	82,218	67,225	68,762
Sale of quicklime	32,473	36,109	57,564
Sale of other	483	333	1,692
Total sales of goods	1,296,334	1,392,701	1,262,934
Moment of the revenue recognition
Goods transferred at a point in time	1,296,334	1,392,701	1,262,934
Cement [Member]
Segments
Sale of cement, concrete and precast	1,023,907	1,065,857	976,195
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	1,023,907	1,065,857	976,195
Moment of the revenue recognition
Goods transferred at a point in time	1,023,907	1,065,857	976,195
Concrete [Member]
Segments
Sale of cement, concrete and precast	122,109	197,268	136,307
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	122,109	197,268	136,307
Moment of the revenue recognition
Goods transferred at a point in time	122,109	197,268	136,307
Precast [Member]
Segments
Sale of cement, concrete and precast	35,144	25,909	22,414
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	35,144	25,909	22,414
Moment of the revenue recognition
Goods transferred at a point in time	35,144	25,909	22,414
Quicklime [Member]
Segments
Sale of cement, concrete and precast
Sale of construction supplies
Sale of quicklime	32,473	36,109	57,564
Sale of other
Total sales of goods	32,473	36,109	57,564
Moment of the revenue recognition
Goods transferred at a point in time	32,473	36,109	57,564
Construction supplies [Member]
Segments
Sale of cement, concrete and precast
Sale of construction supplies	82,218	67,225	68,762
Sale of quicklime
Sale of other
Total sales of goods	82,218	67,225	68,762
Moment of the revenue recognition
Goods transferred at a point in time	82,218	67,225	68,762
Other [Member]
Segments
Sale of cement, concrete and precast
Sale of construction supplies
Sale of quicklime
Sale of other	483	333	1,692
Total sales of goods	483	333	1,692
Moment of the revenue recognition
Goods transferred at a point in time	S/ 483	S/ 333	S/ 1,692